Note 3 - Related Parties (Details) - Company had the following transactions with F3F S.r.1" (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Company had the following transactions with F3F S.r.1" [Abstract]
Charges from related party	€ 47	€ 54	€ 95	€ 106